STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Statements Of Comprehensive Loss Additional Information [Abstract]
Schedule of Income and Expenses
a.	Cost of revenues:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$747	$432	$238
Materials and sub-contractors	1,936	1,260	671

	$2,683	$1,692	$909

b.	Research and development, net:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$8,509	$9,862	$11,545
Share-based compensation	360	764	593
Materials and sub-contractors	4,152	6,349	5,514
Plant growth and greenhouse maintenance	456	744	839
Office maintenance	651	639	437
Depreciation and amortization	2,440	2,549	2,540
Gain from derecognition of property, plant and equipment	-	(26)	-
Amounts recorded with respect to government grants (*)	48	(143)	(726)
Other	32	39	50

	$16,648	$20,777	$20,792

*) Excludes EU Horizon participation amounts, that were deducted from specific expense items above

c.	Sales and marketing:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$1,979	$1,996	$2,475
Share-based compensation	603	595	323
Subcontractors and professional fees	564	855	883
Travel	245	142	76
Legal	21	10	120
Other	13	13	56

	$3,425	$3,611	$3,933

d.	General and administrative:

	Year ended December 31,
	2024	2023	2022

Salaries and benefits	$2,914	$2,902	$2,929
Share-based compensation	757	518	270
Professional fees	3,436	2,281	2,876
Other	334	367	407

	$7,441	$6,068	$6,482
Financing income:

	Year ended December 31,
	2024	2023	2022

Exchange differences	$13	$167	$319
Interest income	957	1,248	182
Financial income in respect of government grants	47	26	15
Change in the fair value of marketable Securities	-	45	-
Remeasurement of warrants and pre-funded warrants	6,529	-	-

	$7,546	$1,486	$516

Financing expenses:

	Year ended December 31,
	2024	2023	2022

Bank expenses and commissions	$61	$56	$76
Exchange differences	60	412	2,060
Change in the fair value of marketable securities	-	-	721
Excess of initial fair value of pre-funded warrants over transaction proceeds	2,684	-	-
Amortization of deferred expenses related to issuance of warrants	471	-	-
Lease liability interest	63	115	165
Revaluation of Convertible SAFE	3	254	114
Financial expenses in respect of government grants	-	128	193

	$3,342	$965	$3,329